Inventory - compulsory stock (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInventoryCompulsoryStockLineItems [Line Items]
Non-current inventories	€ 1,283	€ 1,184
Italian subsidiaries [Member]
DisclosureOfInventoryCompulsoryStockLineItems [Line Items]
Non-current inventories	€ 1,267	€ 1,167